Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

September 30, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust

(filing relates to Western Asset Institutional Cash Reserves, Western Asset Institutional Government Reserves, Western Asset Institutional Liquid Reserves, Western Asset Institutional U.S. Treasury Obligations Money Market Fund, Western Asset Institutional U.S. Treasury Reserves and Western Asset Select Tax Free Reserves (formerly Western Asset Institutional Tax Free Reserves) (the “Funds”))

(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that, except for the Prospectus relating to Western Asset Select Tax Free Reserves, the forms of the Prospectuses relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on September 20, 2016 and became effective on September 30, 2016, is the most recent amendment to the Trust’s Registration Statement.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, the Prospectus relating to Western Asset Select Tax Free Reserves and the Statement of Additional Information relating to the Funds. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which the filing is made and the file numbers of the Trust’s Registration Statement are noted on the Prospectus relating to Western Asset Select Tax Free Reserves and the Statement of Additional Information.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson